Annual Total Returns (Bar Chart) - Small Cap Opportunities Trust (Small Cap Opportunities Trust, Series I, Small Cap Opportunities Trust)	12 Months Ended
May 01, 2011
Small Cap Opportunities Trust | Series I, Small Cap Opportunities Trust
Bar Chart Table:
2004	25.78%
2005	7.77%
2006	10.45%
2007	(7.66%)
2008	(42.13%)
2009	33.87%
2010	29.67%